UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund:	Legg Mason Light Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 10/31/2006

Date of reporting period: 7/31/2006

8      Quarterly Report to Shareholders
Item 1 – Schedule of Investments
Portfolio of Investments
Legg Mason Classic Valuation
July 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.0%
Consumer Discretionary — 19.6%
Automobiles — 4.3%
Toyota Motor Corporation – ADR	39	$4,051

Hotels, Restaurants and Leisure — 2.4%
McDonald’s Corporation	65	2,290

Household Durables — 1.6%
Koninklijke (Royal) Philips Electronics N.V – ADR	47	1,535

Media — 6.8%
Comcast Corporation – Class A	135	4,646	A
The Walt Disney Company	59	1,758

		6,404

Specialty Retail — 4.5%
AutoZone, Inc.	13	1,142	A
The Home Depot, Inc.	40	1,375
Tiffany & Co.	57	1,794

		4,311

Consumer Staples — 9.4%
Food and Staples Retailing — 4.9%
The Kroger Co.	110	2,520
Wal-Mart Stores, Inc.	47	2,100

		4,620

Food Products — 4.5%
Del Monte Foods Company	224	2,346
Smithfield Foods, Inc.	68	1,943	A

		4,289

Quarterly Report to Shareholders        9
Portfolio of Investments — Continued

	Shares/Par	Value

Energy — 8.0%
Energy Equipment and Services — 6.6%
Tidewater Inc.	67	$3,211
Transocean Inc.	40	3,097	A

		6,308

Oil, Gas and Consumable Fuels — 1.4%
ConocoPhillips	20	1,341

Financials — 27.2%
Capital Markets — 9.6%
Merrill Lynch & Co., Inc.	34	2,469
Morgan Stanley	50	3,338
The Goldman Sachs Group, Inc.	22	3,315

		9,122

Commercial Banks — 1.8%
Bank of America Corporation	20	1,015
Wachovia Corporation	13	692

		1,707

Diversified Financial Services — 3.3%
Citigroup Inc.	65	3,135

Insurance — 10.8%
Allianz AG – ADR	114	1,793
American International Group, Inc.	25	1,517
Aon Corporation	26	904
Axis Capital Holdings Limited	70	2,078
Conseco, Inc.	80	1,817	A
Marsh & McLennan Companies, Inc.	81	2,181

		10,290

Thrifts and Mortgage Finance — 1.7%
Countrywide Financial Corporation	46	1,638

10      Quarterly Report to Shareholders
Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Health Care — 8.2%
Health Care Equipment and Supplies — 1.4%
Boston Scientific Corporation	78	$1,318	A

Health Care Providers and Services — 0.9%
Tenet Healthcare Corporation	141	835	A

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Company	81	1,939
Merck & Co., Inc.	52	2,082
Pfizer Inc.	62	1,599

		5,620

Information Technology — 16.3%
Communications Equipment — 2.2%
Nokia Oyj – ADR	107	2,118

Computers and Peripherals — 8.3%
Hewlett-Packard Company	45	1,449
International Business Machines Corporation	44	3,414
Lexmark International, Inc.	14	756	A
Seagate Technology	96	2,218	A

		7,837

IT Services — 3.5%
Sabre Holdings Corporation	162	3,349

Semiconductors and Semiconductor Equipment — 2.3%
Intel Corporation	121	2,171

Quarterly Report to Shareholders        11

	Shares/Par	Value

Materials — 5.0%
Chemicals — 2.0%
E. I. du Pont de Nemours and Company	33	$1,324
The Dow Chemical Company	16	564

		1,888

Metals and Mining — 3.0%
Alcoa Inc.	53	1,581
Arch Coal, Inc.	34	1,298

		2,879

Utilities — 5.3%
Electric Utilities — 2.9%
Reliant Energy, Inc.	215	2,706	A

Multi-Utilities — 2.4%
Dynegy Inc.	128	722	A
The Williams Companies, Inc.	65	1,574

		2,296

Total Common Stocks and Equity Interests (Identified Cost — $80,955)		94,058

12      Quarterly Report to Shareholders
Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Repurchase Agreements — 1.2%
Bank of America
5.25%, dated 7/31/06, to be repurchased at $542 on 8/1/06 (Collateral: $575 Freddie Mac zero-coupon notes, due 3/20/07, value $553)	$542	$542
JPMorgan Chase & Co.
5.24%, dated 7/31/06, to be repurchased at $542 on 8/1/06 (Collateral: $562 Freddie Mac notes, 4.875%, due 11/15/13, value $552)	541	541

Total Repurchase Agreements (Identified Cost — $1,083)		1,083

Total Investments — 100.2% (Identified Cost — $82,038)		95,141
Other Assets Less Liabilities — (0.2)%		(152)

Net Assets — 100.0%		$94,989

Net Asset Value Per Share:

Primary Class		$14.16

Institutional Class		$14.89

A	Non-income producing.

Security Valuation
    Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
    The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.
    Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: September 22, 2006

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date: September 22, 2006